CASH (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Mar. 27, 2019
Bank Deposits	$ 4,640,603	$ 6,591,128	$ 0
China [Member]
Bank Deposits	4,593,943	5,000,014
Singapore [Member]
Bank Deposits	$ 46,660	$ 1,591,114